UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2011
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        November 14, 2011
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        61
                                             ----------------------------

Form 13F Information Table Value Total:      $ 146,045
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          September 30,  2011


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
AMERICAN ELECTRIC POWER        COM      025537101      6,920    182,000  SH           Sole                   182,000
APPLE COMPUTER INC COM         COM      037833100      6,946     18,215  SH           Sole                    18,215
ARM HOLDINGS-ADR               COM      042068106      2,623    102,860  SH           Sole                   102,860
BROADCOM CORP CL A             COM      111320107      2,810     84,400  SH           Sole                    84,400
CALPINE CORP.                  COM      131347304      6,618    470,000  SH           Sole                   470,000
CAREFUSION CORP.               COM      14170t101      1,629     68,000  SH           Sole                    68,000
CHECK POINT SOFTWARE           COM      m22465104      2,274     43,100  SH           Sole                    43,100
CHESAPEAKE ENERGY CORP.        COM      165167107        583     22,800  SH           Sole                    22,800
CLEAN ENERGY FUELS CORP        COM      184499101        686     61,700  SH           Sole                    61,700
CLEAN HARBORS, INC.            COM      184496107      1,344     26,200  SH           Sole                    26,200
CMS ENERGY CORP.               COM      125896100      6,250    315,800  SH           Sole                   315,800
COACH, INC.                    COM      189754104        684     13,200  SH           Sole                    13,200
COCA COLA CO COM               COM      191216100      3,020     44,695  SH           Sole                    44,695
COSTCO WHOLESALE CORP          COM      22160k105      2,127     25,900  SH           Sole                    25,900
CROCS, INC.                    COM      227046109        729     30,800  SH           Sole                    30,800
DECKERS OUTDOOR CORP.          COM      243537107      1,686     18,100  SH           Sole                    18,100
EDISON INTERNATIONAL           COM      281020107      6,663    174,200  SH           Sole                   174,200
EMC CORPORATION                COM      268648102      1,035     49,300  SH           Sole                    49,300
ENBRIDGE INC.                  COM      29250n105      4,721    147,850  SH           Sole                   147,850
ENERGY XXI BERMUDA             COM      g10082140        279     13,000  SH           Sole                    13,000
ENGLOBAL CORP.                 COM      293306106        249     91,700  SH           Sole                    91,700
GENERAL MILLS, INC.            COM      370334104      1,114     28,945  SH           Sole                    28,945
GOLDCORP, INC.                 COM      380956409      2,581     56,560  SH           Sole                    56,560
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      3,725    179,625  SH           Sole                   179,625
HECKMANN CORP.                 COM      422680108         62     11,700  SH           Sole                    11,700
HOME DEPOT INC.                COM      437076102      2,884     87,725  SH           Sole                    87,725
ISHARES MSCI BELGIUM           COM      464286301        232     21,100  SH           Sole                    21,100
ISHARES MSCI GERMANY           COM      464286806      1,348     73,800  SH           Sole                    73,800
JOHNSON & JOHNSON              COM      478160104      3,777     59,300  SH           Sole                    59,300
KENNETH COLE                   COM      193294105        583     54,300  SH           Sole                    54,300
LIMITED BRANDS INC.            COM      532716107        697     18,100  SH           Sole                    18,100
LLOYDS BANKING GROUP-ADR       COM      539439109        141     67,500  SH           Sole                    67,500
MARKET VECTORS GOLD MINERS     COM      57060u100      1,645     29,800  SH           Sole                    29,800
MCDONALD'S CORPORATION         COM      580135101      1,186     13,500  SH           Sole                    13,500
NATIONAL FUEL GAS CO.          COM      636180101        375      7,700  SH           Sole                     7,700
NATIONAL GRID PLC-ADR          COM      636274300     10,826    218,270  SH           Sole                   218,270
NV ENERGY INC.                 COM      67073y106     11,511    782,550  SH           Sole                   782,550
NVIDIA CORP                    COM      67066g104      1,038     83,000  SH           Sole                    83,000
NVR INC.                       COM      62944t105      1,691      2,800  SH           Sole                     2,800
OGE ENERGY CORP.               COM      670837103     10,105    211,450  SH           Sole                   211,450
PANERA BREAD CO.               COM      69840w108        613      5,900  SH           Sole                     5,900
PPL CORP.                      COM      69351t106      7,425    260,150  SH           Sole                   260,150
PVH CORP.                      COM      693656100        693     11,900  SH           Sole                    11,900
QUALCOMM INC.                  COM      747525103      3,985     81,950  SH           Sole                    81,950
ROYAL BANK OF SCOTLAND-ADR     COM      780097689        127     17,800  SH           Sole                    17,800
SANDISK CORP.                  COM      80004c101      1,118     27,700  SH           Sole                    27,700
SLM CORP.                      COM      78442p106      1,676    134,600  SH           Sole                   134,600
SPDR GOLD TRUST                COM      78463v107      1,470      9,300  SH           Sole                     9,300
STARBUCKS CORP.                COM      855244109      1,842     49,400  SH           Sole                    49,400
TIFFANY & CO.                  COM      886547108        681     11,200  SH           Sole                    11,200
VERIZON COMMUNICATIONS         COM      92343v104      1,453     39,475  SH           Sole                    39,475
VERTEX PHARMACEUTICALS         COM      92532f100      4,135     93,000  SH           Sole                    93,000
WASTE CONNECTIONS INC.         COM      941053100      1,329     39,300  SH           Sole                    39,300
WHOLE FOODS MARKET, INC.       COM      966837106        751     11,500  SH           Sole                    11,500
WISCONSIN ENERGY CORP.         COM      976657106        243      7,780  SH           Sole                     7,780
BBVA PUTS 10/22/2011 11        PUT      bbva 1110        637      2,403  SH     PUT   Sole                     2,403
EWI PUTS 12/17/2011 13         PUT      ewi 11121        255      1,455  SH     PUT   Sole                     1,455
IBN PUTS 12/17/2011 47         PUT      ibn 11121        748       699   SH     PUT   Sole                       699
STD PUTS 12/17/2011 11         PUT      std 11121        720     2,324   SH     PUT   Sole                     2,324
HD CALLS 1/21/2012 34          CALL     hd 120121        372     1,700   SH     CALL  Sole                     1,700
VRTX CALLS 1/21/2012 48        CALL     vrtx 1201        375       961   SH     CALL  Sole                       961


REPORT SUMMARY     61     DATA RECORDS     146,045          1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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